Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Derivative [Table]
Derivative financial assets	$ 160,524	$ 140,311	$ 118,145
Notional values related to derivative financial assets	4,910,000	5,075,000	4,614,000
Derivative financial liabilities	156,892	138,444	121,309
Notional values related to derivative financial liabilities	4,771,000	4,973,000	4,617,000
Other notional values	9,916,000	9,686,000	8,771,000
Interest rate
Derivative [Table]
Derivative financial assets	38,300	37,100	33,200
Notional values related to derivative financial assets	1,083,000	1,080,000	991,000
Derivative financial liabilities	34,700	33,700	28,700
Notional values related to derivative financial liabilities	1,051,000	1,058,000	943,000
Other notional values	9,799,000	9,569,000	8,675,000
Credit derivative
Derivative [Table]
Derivative financial assets	2,100	1,700	1,400
Notional values related to derivative financial assets	48,000	50,000	45,000
Derivative financial liabilities	1,800	1,800	1,800
Notional values related to derivative financial liabilities	47,000	48,000	46,000
Other notional values	0	0	0
Foreign exchange
Derivative [Table]
Derivative financial assets	83,400	67,600	53,300
Notional values related to derivative financial assets	3,252,000	3,315,000	3,031,000
Derivative financial liabilities	82,500	66,100	54,100
Notional values related to derivative financial liabilities	3,092,000	3,183,000	2,939,000
Other notional values	33,000	20,000	1,000
Equity / index
Derivative [Table]
Derivative financial assets	33,900	29,900	28,200
Notional values related to derivative financial assets	388,000	477,000	457,000
Derivative financial liabilities	34,600	33,300	34,900
Notional values related to derivative financial liabilities	457,000	566,000	604,000
Other notional values	69,000	80,000	80,000
Commodity
Derivative [Table]
Derivative financial assets	2,000	2,900	1,600
Notional values related to derivative financial assets	78,000	82,000	58,000
Derivative financial liabilities	2,200	2,600	1,600
Notional values related to derivative financial liabilities	70,000	65,000	56,000
Other notional values	16,000	17,000	15,000
Loan commitments measured at FVTPL
Derivative [Table]
Derivative financial assets	0	0	0
Notional values related to derivative financial assets	1,000	1,000	1,000
Derivative financial liabilities	0	0	0
Notional values related to derivative financial liabilities	7,000	5,000	8,000
Unsettled purchases of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	300	300	100
Notional values related to derivative financial assets	29,000	26,000	13,000
Derivative financial liabilities	500	500	200
Notional values related to derivative financial liabilities	22,000	31,000	11,000
Unsettled sales of non-derivative financial instruments
Derivative [Table]
Derivative financial assets	500	700	200
Notional values related to derivative financial assets	30,000	45,000	18,000
Derivative financial liabilities	500	400	100
Notional values related to derivative financial liabilities	$ 24,000	$ 18,000	$ 9,000